Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Principal Outstanding		$ 2,457,655		$ 2,519,857
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[2],[3],[4]	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[2],[5]	7.30%
Facility maturity date	[2]	--06-28
Principal Outstanding	[2]	$ 846,421
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[6]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[5],[6]	5.70%
Facility maturity date	[6]	--06-28
Principal Outstanding	[6]	$ 676,589	€ 607,644
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[1]	3.00%
Effective Interest Rate	[5]	3.20%
Facility maturity date		--06-29
Principal Outstanding		$ 469,170	421,362
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[1]	4.00%
Effective Interest Rate	[5]	4.20%
Facility maturity date		--06-29
Principal Outstanding		$ 337,206
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[1],[3]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[5]	7.40%
Facility maturity date		--12-27
Principal Outstanding		$ 56,000
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[1]	BASE + 2.25% (0% floor)
Effective Interest Rate	[5]	5.80%
Facility maturity date		--12-27
Principal Outstanding		$ 22,269	€ 20,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate	[1],[4]	Term SOFR (6) + 2.70%
Effective Interest Rate	[5]	8.00%
Facility maturity date		--07-27
Principal Outstanding		$ 50,000

[1]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively
[2]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities
[3]	Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
[4]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited
[5]	The effective interest rate is as of September 30, 2024.
[6]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities